Skadden, Arps, Slate, Meagher & Flom llp
FOUR TIMES SQUARE
NEW YORK 10036-6522
TEL: (212) 735-3000
FAX: (212) 735-2000
www.skadden.com
April 28, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004
Attention: John Grzeskiewicz

RE:	The Gabelli Global Gold, Natural Resources & Income Trust (File Nos. 333-170691 and 811-21698)
Ladies and Gentlemen:
          Electronically transmitted herewith for filing on behalf of The Gabelli Global Gold, Natural Resources & Income Trust (the “Fund”) is the Fund’s Post-Effective Amendment No. 2 to its registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933.
          The Fund represents that its Registration Statement is substantially similar to Pre-Effective Amendment No. 2, filed February 3, 2011, to the Fund’s current shelf and that no substantive changes have been made to the disclosure contained in Pre-Effective Amendment No. 2 to the Fund’s current shelf, except certain updating changes, including inclusion through incorporation by reference of audited financials to comply with the undertaking in Item 512(a) of Regulation S-K to file a post-effective amendment to a shelf registration statement and related updates to financial highlights, updates to certain tax disclosure, updates to information regarding the Fund’s investment adviser, minor modifications to certain risk factors, updates of certain factual information regarding the Fund’s Trustees, updates to disclosure regarding the Fund’s issuance of common stock and the Fund’s outstanding securities, and other minor updates. As such, the Fund hereby requests accelerated review of the Fund’s Registration Statement.

          If you have any questions or comments or require any additional information in connection with the Fund or the Registration Statement please telephone me at (212) 735-2262 or Richard Prins at 212-735-2790.

Very truly yours,
/s/ Rose Park

Rose Park

Enclosures